Indebtedness (Tables)	12 Months Ended
Dec. 31, 2011
Indebtedness [Abstract]
Components Of Indebtedness
Indebtedness consisted of the following at December 31, 2011 and 2010 (in millions):

	December 31, 2011	December 31, 2010
6 7/8% Senior subordinated notes due 2014	$—	$267.7
5 7/8% Senior notes due 2021	300.0	—
4½% Senior term loan due 2016	259.4	—
Credit facility	665.0	—
1 3/4% Convertible senior subordinated notes due 2033	—	161.0
1 1/4% Convertible senior subordinated notes due 2036	183.4	175.2
Securitization facilities	—	113.9
Other long-term debt	62.0	0.2
	1,469.8	718.0
Less: Current portion of long-term debt	(60.1)	(0.1)
1 3/4% Convertible senior subordinated notes due 2033	—	(161.0)
Securitization facilities	—	(113.9)
Total indebtedness, less current portion	$1,409.7	$443.0

Maturities of Long-term Debt
At December 31, 2011, the aggregate scheduled maturities of long-term debt, excluding the current portion of long-term debt, are as follows (in millions):

2013	$21.9
2014	22.1
2015	41.3
2016	825.7
2017	—
Thereafter	498.7
$1,409.7

Carrying Amount Of The Convertible Senior Subordinated Notes
The following table sets forth as of December 31, 2011 and 2010 the carrying amount of the equity component, the principal amount of the liability component, the unamortized discount and the net carrying amount of the Company’s former 1 3/4% convertible senior subordinated notes and its 1 1/4% convertible senior subordinated notes (in millions):

	December 31,
	2011	2010
1¾% Convertible senior subordinated notes due 2033:
Carrying amount of the equity component	$—	$16.1

Principal amount of the liability component	$—	$161.0
Less: unamortized discount	—	—
Net carrying amount	$—	$161.0
1¼% Convertible senior subordinated notes due 2036:
Carrying amount of the equity component	$54.3	$54.3

Principal amount of the liability component	$201.3	$201.3
Less: unamortized discount	(17.9)	(26.1)
Net carrying amount	$183.4	$175.2

Interest Expense Recognized On Convertible Senior Subordinated Notes [ Text Block]
The following table sets forth the interest expense recognized for the years ended December 31, 2011, 2010 and 2009 relating to both the contractual interest coupon and the amortization of the discount on the liability component for the former 1 3/4% convertible senior subordinated notes and the 1 1/4% convertible senior subordinated notes (in millions):

	Years Ended December 31,
	2011	2010	2009
1¾% Convertible senior subordinated notes:
Interest expense	$0.9	$10.8	$11.3
1¼% Convertible senior subordinated notes:
Interest expense	$10.7	$10.2	$9.8